Reserves (Details 6)	12 Months Ended
Dec. 31, 2016 $ / shares
Dividend Yield	0.00%
Risk free interest rate	0.54%
Weighted average grant date fair value of the warrants issued	$ 0.19
Warrants [Member]
Dividend Yield	0.00%
Risk free interest rate	0.47%
Expected life	2
Expected volatility	109.00% [1]
Weighted average grant date fair value of the warrants issued	$ 0.18

[1]	Determined based on historical volatility of the Company’s share price.